Document and Entity Information	Oct. 04, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2024
Registrant Name	Fidelity Securities Fund
Central Index Key	0000754510
Investment Company Type	N-1A
Amendment Flag	false